SHORT TERM INVESTMENT	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
SHORT TERM INVESTMENT
4. SHORT-TERM INVESTMENT

	As of December 31,
	2020	2021
	RMB	RMB
Time deposits	134,146	167,781
Wealth management products	—	212,271

Total short-term investment	134,146	380,052

The Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms. For the years ended December 31, 2019, 2020 and 2021, the weighted average return of the wealth management products were 3.4%, 3.4% and 5.2%, respectively.